Fair Value Measurements (Details) - USD ($)		3 Months Ended		12 Months Ended
	Sep. 29, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurements (Details) [Line Items]
Assets held in the trust account		$ 230,011,533	$ 230,005,861	$ 230,005,861	$ 0
Transfers out of Level 3 Fair Value			$ 16,790,001
Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Fair value of Warrants Per Share	$ 1.79
Fair Value of Warrant Liability	$ 13,700,000	11,100,000		16,800,000
Private Placement Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Fair value of Warrants Per Share	$ 2.00
Fair Value of Warrant Liability	$ 400,000	$ 500,000		$ 600,000